Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax
Deferred tax assets	€ 4,205	€ 2,514	€ 1,978
Deferred tax assets unrecognized	289,833	223,377	164,079
Deferred taxes in the consolidated statement of operations	1,158	535	20
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,537	1,973	414
Deferred tax expenses relating to change in tax rates			(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	€ (379)	€ (1,438)	€ (213)